SKK Access Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Principal Amount ($)		Coupon Rate (%)	Fair Value
	PRIVATE FINANCING - 8.0%
	STRUCTURED NOTE - 8.0%
7,014,276	Oceana Australian Fixed Income Trust, Class A Notes (a)	10.000	6,971,538

	TOTAL PRIVATE FINANCING - (Cost $7,014,276)		6,971,538

Units			Fair Value
	PRIVATE FUNDS - 81.9%
	SPECIALTY FINANCE - 81.9%
8,385,888	CoVenture Credit Opportunities Partners Fund, L.P. (a)	-	8,390,296
3,982,143	YieldPoint Stable Value Fund, L.P. - Founders Series B Interests (a)		4,003,933
13,000,000	Sundance Debt Partners, LLC (a)		13,000,000
11,477,013	SKK-Highmore Trade and Specialty Finance Fund, L.P. (a)		11,548,022
10,203,954	Delgatto Diamond Finance Fund QP, L.P. (a)		10,346,600
1,876,853	AIG First Principles Alternative Income Fund, LLC Series 2020-1 (a)		1,918,557
5,216,909	BasePoint Income Solutions Evergreen Fund, L.P. (a)		5,251,322
6,394,972	Brevet Direct Lending - Short Duration Fund, L.P. (a)		6,426,834
2,061,021	Brevet Direct Lending - Short Duration Fund, L.P. (K.1 Class) (a)		2,021,195
2,143,389	Brevet Direct Lending - Short Duration Fund, L.P. (D.2 Class) (a)		2,160,864
1,737,020	Brevet Direct Lending - SDF Co-Investment - State Government Vendor Financing (a)		1,756,467
4,023,314	Brevet Direct Lending - Intermediate Duration Fund, L.P. - Loan (a)		4,108,441
180,109	Brevet Direct Lending - Intermediate Duration Fund, L.P. - $6.00 Warrants (a)		191,530
43,010	Brevet Direct Lending - Intermediate Duration Fund, L.P. - $7.25 Warrants (a)		45,866
25,199	Brevet Direct Lending - Intermediate Duration Fund, L.P. - $9.00 Warrants (a)		26,060

	TOTAL PRIVATE FUNDS - (Cost $70,750,795)		71,195,988

Principal Amount ($)			Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 10.5%
	MONEY MARKET FUNDS - 10.5%
9,151,165	Federated Hermes Treasury Obligations Fund, Institutional Class (b)	-	4.650	9,151,165

	TOTAL SHORT TERM INVESTMESTS - (Cost $9,151,165)			9,151,165

	TOTAL INVESTMENTS - 100.4% - (Cost $86,916,236)			87,318,691
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)			(377,687)
	NET ASSETS - - 100.0%			$86,941,004

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the total market value of 144A securities is $78,167,526 or 89.9% of net assets.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

SKK Access Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

March 31, 2023

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
SALE CONTRACTS
Australian Dollar Futures - June 2023 (a)	(118)	6/30/2023	$7,907,180	-	$(88,952)
TOTAL SALES CONTRACTS				-	(88,952)

TOTAL FUTURES CONTRACTS				$-	$(88,952)

NET UNREALIZED DEPRECIATION					$(88,952)

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Statements of Assets and Liabilities.